GENERAL (Narratives) (Details) - USD ($) $ in Thousands	1 Months Ended				12 Months Ended
	Mar. 31, 2016	Aug. 31, 2014	May 31, 2014	Jan. 19, 2011	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 28, 2016	Oct. 01, 2015	Mar. 31, 2013
General [Line Items]
Restructuring expenses						$ 1,225	$ 6,816
Maturity date					Mar. 14, 2016
Line of credit outstanding amount					$ 17,000	34,922
Maximum borrowing capacity under the credit agreement					50,200	56,000
Total proceeds from public offering		$ 45,149					45,149
Net income (loss)					11,429	1,011	(76,479)
Net cash provided by operating activities					$ 25,771	16,121	(32,279)
Cash and cash equivalents and short-term investments						36,318
Venezuela [Member]
General [Line Items]
Cash and cash equivalents, short-term bank deposits and short and long-term marketable securities						1,039
Elteck Asa [Member]
General [Line Items]
Proceed from previous acquisition, net of associated legal expenses			$ 16,800
Nera Networks [Member]
General [Line Items]
Consideration for all shares				$ 57,175
Line Of Credit [Member]
General [Line Items]
Maturity date	Jun. 30, 2016
Line of credit outstanding amount										$ 73,500
Maximum bank guarantees										$ 40,200
Line of credit reduction						56,000		$ 50,000
Line Of Credit [Member] | Maximum [Member]
General [Line Items]
Cash covenant amount									$ 20,000
Line Of Credit [Member] | Minimum [Member]
General [Line Items]
Cash covenant amount									$ 15,000
Restructuring Plan [Member]
General [Line Items]
Restructuring expenses						1,225	5,838
Restructuring reserve						$ 42	2,427
Previous Restructuring Plan [Member]
General [Line Items]
Restructuring expenses							$ 978